Organization and Principal Activities (Details)	Dec. 31, 2024	Dec. 04, 2024	Oct. 01, 2024
Organization and Principal Activities [Line Items]
Entities operations from inception
AGM Canada [Member]
Organization and Principal Activities [Line Items]
Voting rights, rate			65.00%
AGM Energy [Member]
Organization and Principal Activities [Line Items]
Ownership percentage, noncontrolling			49.00%
Chong Chao Ma [Member]
Organization and Principal Activities [Line Items]
Ownership percentage, noncontrolling			16.00%
AGM Holdings [Member]
Organization and Principal Activities [Line Items]
Ownership percentage, parent company		100.00%